GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.40%
1,500	Clearwater Paper Corp(a)	$ 56,910
68,300	Commercial Metals Co	1,364,634
26,000	Element Solutions Inc(a)	273,260
2,000	Hawkins Inc	92,200
9,200	Innospec Inc	582,544
14,100	Kraton Corp(a)	251,262
1,200	Minerals Technologies Inc	61,320
580	NewMarket Corp	198,546
27,600	P H Glatfelter Co	380,052
500	Stepan Co	54,500
37,100	Tronox Holdings PLC Class A	291,977
700	United States Lime & Minerals Inc	63,070
37,800	Verso Corp Class A	298,242
		3,968,517
Communications — 3.19%
2,600	ATN International Inc	130,364
18,600	Cars.com Inc(a)	150,288
22,700	Consolidated Communications Holdings Inc(a)	129,163
1,800	EverQuote Inc Class A(a)	69,552
48,600	Extreme Networks Inc(a)	195,372
33,100	HC2 Holdings Inc(a)	80,102
12,700	IDT Corp Class B(a)	83,566
2,800	InterDigital Inc	159,768
3,100	Iridium Communications Inc(a)	79,298
13,600	Limelight Networks Inc(a)	78,336
13,600	Maxar Technologies Inc	339,184
12,700	MSG Networks Inc Class A(a)	121,539
157,600	National CineMedia Inc	427,884
24,200	NeoPhotonics Corp(a)	147,378
6,900	NIC Inc	135,930
29,200	PCTEL Inc	165,272
2,100	Preformed Line Products Co	102,312
2,600	Shutterstock Inc	135,304
4,000	Stamps.com Inc(a)	963,800
1,700	Yelp Inc(a)	34,153
		3,728,565
Consumer, Cyclical — 14.58%
9,800	Adient PLC(a)	169,834
1,350	Allegiant Travel Co	161,730
51,400	American Axle & Manufacturing Holdings Inc(a)	296,578
3,700	At Home Group Inc(a)	54,982
3,500	AutoNation Inc(a)	185,255
4,800	Beacon Roofing Supply Inc(a)	149,136
10,200	Big Lots Inc	454,920
11,200	Camping World Holdings Inc Class A	333,200
11,500	Cannae Holdings Inc(a)	428,490
30,800	Commercial Vehicle Group Inc(a)	201,124
3,100	Cooper Tire & Rubber Co	98,270
Shares		Fair Value
Consumer, Cyclical — (continued)
8,800	Copa Holdings SA Class A	$ 442,992
12,600	Dana Inc	155,232
1,550	Deckers Outdoor Corp(a)	341,015
3,400	Denny's Corp(a)	34,000
49,900	Everi Holdings Inc(a)	411,675
11,000	Foundation Building Materials Inc(a)	172,920
3,600	Freshpet Inc(a)	401,940
21,600	GMS Inc(a)	520,560
3,100	Group 1 Automotive Inc	274,009
8,500	H&E Equipment Services Inc	167,110
9,500	Herman Miller Inc	286,520
5,600	HNI Corp	175,728
7,400	Installed Building Products Inc(a)	752,950
800	Jack in the Box Inc	63,448
10,100	KB Home	387,739
3,600	LCI Industries	382,644
5,750	Lithia Motors Inc Class A	1,310,655
12,200	MarineMax Inc(a)	313,174
4,200	Marriott Vacations Worldwide Corp	381,402
16,100	Meritage Homes Corp(a)	1,777,279
15,200	Meritor Inc(a)	318,288
52,200	Mesa Air Group Inc(a)	153,990
13,900	Methode Electronics Inc	396,150
11,500	Michaels Cos Inc(a)	111,033
43,200	Modine Manufacturing Co(a)	270,000
8,400	Nautilus Inc(a)	144,144
23,000	ODP Corp	447,350
2,300	Papa John's International Inc	189,244
2,900	Penn National Gaming Inc(a)	210,830
2,700	PetMed Express Inc	85,374
29,100	Qurate Retail Inc Series A	208,938
3,600	Rite Aid Corp(a)(b)	34,164
9,700	Rocky Brands Inc	240,851
3,400	Rush Enterprises Inc Class A	171,836
6,200	Sally Beauty Holdings Inc(a)	53,878
24,700	SkyWest Inc	737,542
5,800	Sleep Number Corp(a)	283,678
15,900	Sportsman's Warehouse Holdings Inc(a)	227,529
4,500	Steelcase Inc Class A	45,495
6,300	TRI Pointe Group Inc(a)	114,282
3,700	Triton International Ltd	150,479
3,600	Tupperware Brands Corp	72,576
3,300	Univar Solutions Inc(a)	55,704
6,500	Universal Electronics Inc(a)	245,310
20,700	Veritiv Corp(a)	262,062
11,800	Vista Outdoor Inc(a)	238,124
9,900	World Fuel Services Corp	209,781
1,400	Wyndham Destinations Inc	43,064
		17,008,207
Consumer, Non-Cyclical — 18.77%
26,500	Aaron's Inc	1,501,225
1,800	ABM Industries Inc	65,988
19,900	ACCO Brands Corp	115,420

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
59,100	Affimed NV(a)	$ 200,349
26,400	Agenus Inc(a)	105,600
1,500	Alico Inc	42,930
19,600	Alkermes PLC(a)	324,772
4,900	Alpha Pro Tech Ltd(a)	72,422
4,500	Altimmune Inc(a)	59,400
1,600	American Public Education Inc(a)	45,104
29,900	Amneal Pharmaceuticals Inc(a)	116,012
3,600	Anika Therapeutics Inc(a)	127,404
3,000	Arcus Biosciences Inc(a)	51,420
3,700	Arena Pharmaceuticals Inc(a)	276,723
4,500	Avis Budget Group Inc(a)	118,440
1,200	Barrett Business Services Inc	62,928
7,800	BioSpecifics Technologies Corp(a)	412,074
16,600	Cardtronics PLC Class A(a)	328,680
22,800	Cerecor Inc(a)	51,870
14,200	Champions Oncology Inc(a)	131,350
2,800	Coca-Cola Consolidated Inc	673,904
28,400	Coherus Biosciences Inc(a)	520,856
15,400	Collectors Universe Inc	762,146
25,500	Corcept Therapeutics Inc(a)	443,828
10,000	Covetrus Inc(a)	244,000
21,000	Cross Country Healthcare Inc(a)	136,290
1,600	Darling Ingredients Inc(a)	57,648
25,700	Deluxe Corp	661,261
29,500	Durect Corp(a)	50,445
15,800	Eagle Pharmaceuticals Inc(a)	671,184
78,800	Endo International PLC(a)	260,040
48,900	Ennis Inc	852,816
11,300	Flowers Foods Inc	274,929
11,300	Fresh Del Monte Produce Inc	258,996
3,800	FTI Consulting Inc(a)	402,686
2,700	Hain Celestial Group Inc(a)	92,610
19,900	Halozyme Therapeutics Inc(a)	522,972
12,900	Heidrick & Struggles International Inc	253,485
19,100	Herc Holdings Inc(a)	756,551
11,200	ImmunoGen Inc(a)	40,320
1,700	Ingles Markets Inc Class A	64,668
45,400	Innoviva Inc(a)	474,430
1,800	Integer Holdings Corp(a)	106,218
23,600	Ironwood Pharmaceuticals Inc(a)	212,282
7,300	John B Sanfilippo & Son Inc	550,274
8,800	Kforce Inc	283,096
1,500	Lancaster Colony Corp	268,200
21,100	Lannett Co Inc(a)	128,921
10,200	Laureate Education Inc Class A(a)	135,456
2,400	Ligand Pharmaceuticals Inc(a)	228,768
1,900	Medpace Holdings Inc(a)	212,325
6,200	Myriad Genetics Inc(a)	80,848
3,300	National Beverage Corp(a)	224,433
6,600	Novavax Inc(a)	715,110
17,900	Owens & Minor Inc	449,469
4,400	Prothena Corp PLC(a)	43,956
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
600	Providence Service Corp(a)	$ 55,746
16,800	Quad/Graphics Inc	50,904
19,800	Quanex Building Products Corp	365,112
51,400	Rent-A-Center Inc	1,536,346
7,800	Retractable Technologies Inc(a)	51,948
6,500	Seneca Foods Corp Class A(a)	232,245
16,100	SpartanNash Co	263,235
11,200	Sprouts Farmers Market Inc(a)	234,416
20,900	Tenet Healthcare Corp(a)	512,259
11,600	TreeHouse Foods Inc(a)	470,148
2,700	United Natural Foods Inc(a)	40,149
10,600	United Therapeutics Corp(a)	1,070,600
600	USANA Health Sciences Inc(a)	44,190
15,000	Vector Group Ltd	145,350
9,000	Vectrus Inc(a)	342,000
3,300	Weis Markets Inc	158,400
		21,898,580
Energy — 4.72%
3,600	Adams Resources & Energy Inc	71,640
47,700	Antero Resources Corp(a)(b)	131,175
7,500	Archrock Inc	40,350
22,900	Berry Corp	72,593
3,800	Bonanza Creek Energy Inc(a)	71,440
39,400	ChampionX Corp(a)	314,806
20,500	CNX Resources Corp(a)	193,520
13,200	CVR Energy Inc	163,416
61,500	Evolution Petroleum Corp	137,760
12,600	Exterran Corp(a)	52,416
4,700	FutureFuel Corp	53,439
5,200	Helmerich & Payne Inc	76,180
42,400	Kosmos Energy Ltd	41,365
19,300	Liberty Oilfield Services Inc Class A	154,207
41,100	Matrix Service Co(a)	343,185
6,900	Murphy Oil Corp	61,548
3,800	Murphy USA Inc(a)	487,426
3,100	Nabors Industries Ltd	75,764
5,100	NACCO Industries Inc Class A	92,871
11,900	Oil States International Inc(a)	32,487
25,400	Ovintiv Inc	207,264
127,000	Patterson-UTI Energy Inc	361,950
7,200	PDC Energy Inc(a)	89,244
42,300	ProPetro Holding Corp(a)	171,738
38,200	Range Resources Corp	252,884
11,300	Renewable Energy Group Inc(a)	603,646
19,400	Select Energy Services Inc Class A(a)	74,496
21,400	SM Energy Co	34,026
120,400	W&T Offshore Inc(a)(b)	216,720
48,200	Warrior Met Coal Inc	823,256
		5,502,812

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — 33.63%
5,200	1st Source Corp	$ 160,368
5,300	ACNB Corp	110,240
30,500	AG Mortgage Investment Trust Inc REIT(b)	84,180
47,000	American Equity Investment Life Holding Co	1,033,530
2,200	AMERISAFE Inc	126,192
167,700	Anworth Mortgage Asset Corp REIT	275,028
12,500	Apollo Commercial Real Estate Finance Inc REIT	112,625
5,500	Arbor Realty Trust Inc REIT	63,085
15,000	Ares Commercial Real Estate Corp REIT	137,100
21,800	Assured Guaranty Ltd	468,264
1,000	BancFirst Corp	40,840
110,400	Bancorp Inc(a)	953,856
12,600	Bank of Commerce Holdings	87,822
2,100	Bank of Hawaii Corp	106,092
4,700	Bank of Marin Bancorp	136,112
9,100	Bankwell Financial Group Inc	128,765
34,200	Banner Corp	1,103,292
10,500	BCB Bancorp Inc	84,000
6,600	Blackstone Mortgage Trust Inc REIT Class A	145,002
45,300	Boston Private Financial Holdings Inc	250,056
8,500	Bridgewater Bancshares Inc(a)	80,665
14,000	Brighthouse Financial Inc(a)	376,740
81,900	Brightsphere Investment Group Inc	1,056,510
26,100	BRT Apartments Corp REIT	307,458
5,500	C&F Financial Corp	163,350
1,600	Camden National Corp	48,360
4,300	Capital Bancorp Inc(a)	40,678
3,100	Capital City Bank Group Inc	58,249
3,400	CareTrust REIT Inc	60,503
5,700	CatchMark Timber Trust Inc REIT Class A	50,901
27,200	Central Pacific Financial Corp	369,104
24,700	Central Valley Community Bancorp	305,045
8,200	Century Bancorp Inc Class A	539,068
3,000	Chemung Financial Corp	86,610
19,400	Chimera Investment Corp REIT	159,080
14,000	CIT Group Inc	247,940
13,200	CNO Financial Group Inc	211,728
71,000	Colony Capital Inc REIT	193,830
7,700	Colony Credit Real Estate Inc REIT	37,807
17,300	Columbia Financial Inc(a)	192,030
16,300	ConnectOne Bancorp Inc	229,341
21,600	Curo Group Holdings Corp	152,280
59,000	Customers Bancorp Inc(a)	660,800
4,600	CVB Financial Corp	76,498
4,900	Eagle Bancorp Montana Inc	86,338
15,900	Easterly Government Properties Inc REIT	356,319
8,500	EastGroup Properties Inc REIT	1,099,305
Shares		Fair Value
Financial — (continued)
1,800	Encore Capital Group Inc(a)	$ 69,462
3,400	Esquire Financial Holdings Inc(a)	51,000
10,500	Essent Group Ltd	388,605
4,200	Essential Properties Realty Trust Inc REIT	76,944
6,300	Farmers National Banc Corp	68,796
15,000	Federal Agricultural Mortgage Corp Class C	954,900
16,400	Financial Institutions Inc	252,560
3,600	First Business Financial Services Inc	51,444
17,831	First Financial Northwest Inc	162,619
21,000	First Foundation Inc	274,470
3,100	First Hawaiian Inc	44,857
26,500	First Industrial Realty Trust Inc REIT	1,054,700
14,800	First Internet Bancorp	218,004
20,100	First of Long Island Corp	297,681
59,500	Flagstar Bancorp Inc	1,762,985
8,500	FS Bancorp Inc	348,500
4,700	Getty Realty Corp REIT	122,247
29,800	Gladstone Land Corp REIT	447,596
11,500	Great Southern Bancorp Inc	416,530
93,900	Hilltop Holdings Inc	1,932,462
1,000	Hingham Institution For Savings The	184,000
4,900	Home Bancorp Inc	118,335
3,400	Home BancShares Inc	51,544
20,500	HomeStreet Inc	528,080
6,100	Independence Holding Co	230,031
101,600	Investors Bancorp Inc	737,616
4,100	Investors Real Estate Trust REIT	267,197
750	Investors Title Co	97,545
16,700	iStar Inc REIT	197,227
1,600	Lakeland Financial Corp	65,920
12,900	Luther Burbank Corp	107,715
15,800	Macatawa Bank Corp	103,174
5,400	Merchants Bancorp	106,434
12,600	Meridian Bancorp Inc	130,410
2,900	Meta Financial Group Inc	55,738
1,800	Metropolitan Bank Holding Corp(a)	50,400
85,100	MFA Financial Inc REIT	228,068
37,600	Mr Cooper Group Inc(a)	839,232
4,200	MVB Financial Corp	67,074
38,900	National Storage Affiliates Trust REIT	1,272,419
83,600	Navient Corp	706,420
3,400	Nelnet Inc Class A	204,850
22,100	New Senior Investment Group Inc REIT	88,400
62,000	New York Mortgage Trust Inc REIT	158,100
41,800	Newmark Group Inc Class A	180,576
2,039	NexPoint Residential Trust Inc REIT	90,430
8,800	Northrim BanCorp Inc	224,312

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Financial — (continued)
9,000	OceanFirst Financial Corp	$ 123,210
2,300	Office Properties Income Trust REIT	47,656
53,600	OFG Bancorp	667,856
4,500	Orrstown Financial Services Inc	57,600
6,000	PCB Bancorp	52,740
34,400	PennyMac Financial Services Inc	1,999,328
14,100	PennyMac Mortgage Investment Trust REIT	226,587
65,300	Piedmont Office Realty Trust Inc REIT Class A	886,121
950	PS Business Parks Inc REIT	116,270
7,700	QCR Holdings Inc	211,057
31,500	Radian Group Inc	460,215
16,000	Realogy Holdings Corp(a)	151,040
19,100	Redwood Trust Inc REIT	143,632
8,800	Regional Management Corp(a)	146,608
8,400	Republic Bancorp Inc Class A	236,544
11,900	Rexford Industrial Realty Inc REIT	544,544
41,002	Riverview Bancorp Inc	170,158
1,700	RMR Group Inc Class A	46,699
11,900	Safeguard Scientifics Inc	65,212
6,100	Shore Bancshares Inc	66,978
1,800	Southern First Bancshares Inc(a)	43,470
6,600	Spirit Realty Capital Inc REIT	222,750
7,200	Stifel Financial Corp	364,032
6,100	StoneX Group Inc(a)	312,076
6,400	Terreno Realty Corp REIT	350,464
2,900	Territorial Bancorp Inc	58,667
20,000	Third Point Reinsurance Ltd(a)	139,000
56,500	Two Harbors Investment Corp REIT	287,585
23,200	United Community Banks Inc	392,776
3,300	Unum Group	55,539
6,900	Urstadt Biddle Properties Inc REIT Class A	63,480
1,400	Virtus Investment Partners Inc	194,110
9,000	Walker & Dunlop Inc	477,000
5,700	Washington REIT	114,741
11,600	Waterstone Financial Inc	179,684
30,800	West BanCorp Inc	487,872
2,500	Westamerica BanCorp	135,875
		39,239,771
Industrial — 10.46%
1,000	AAON Inc	60,250
7,800	Advanced Drainage Systems Inc	487,032
5,100	American Outdoor Brands Inc(a)	66,453
2,400	American Woodmark Corp(a)	188,496
3,100	Applied Industrial Technologies Inc	170,810
14,300	ArcBest Corp	444,158
1,800	Astec Industries Inc	97,650
Shares		Fair Value
Industrial — (continued)
26,500	Atkore International Group Inc(a)	$ 602,345
5,800	Atlas Air Worldwide Holdings Inc(a)	353,220
13,300	Bel Fuse Inc Class B	142,044
6,700	Benchmark Electronics Inc	135,005
4,833	Bristow Group Inc(a)	102,701
1,500	Chase Corp	143,100
28,200	Comtech Telecommunications Corp	394,800
25,300	Cornerstone Building Brands Inc(a)	201,894
87,600	Costamare Inc	531,732
28,900	Daseke Inc(a)	155,193
52,400	DHT Holdings Inc	270,384
64,000	Dorian LPG Ltd(a)	512,640
3,900	Dycom Industries Inc(a)	205,998
1,900	EMCOR Group Inc	128,649
2,000	Fabrinet(a)	126,060
28,620	General Finance Corp(a)	181,165
33,300	GrafTech International Ltd	227,772
102,700	Great Lakes Dredge & Dock Corp(a)	976,677
10,600	Hub Group Inc Class A(a)	532,067
5,300	Insteel Industries Inc	99,110
2,700	JELD-WEN Holding Inc(a)	61,020
20,500	L B Foster Co Class A(a)	275,110
8,800	LSI Industries Inc	59,400
4,100	Lydall Inc(a)	67,814
800	Masonite International Corp(a)	78,720
10,200	MasTec Inc(a)	430,440
2,900	Matthews International Corp Class A	64,844
2,500	MDU Resources Group Inc	56,250
10,800	Mueller Industries Inc	292,248
18,500	Myers Industries Inc	244,755
18,800	Nordic American Tankers Ltd	65,612
3,400	Powell Industries Inc	82,042
25,300	Ryerson Holding Corp(a)	144,969
15,400	Sanmina Corp(a)	416,570
4,600	Schneider National Inc Class B	113,758
5,900	Scorpio Tankers Inc	65,313
25,900	SEACOR Holdings Inc(a)	753,172
8,200	Stoneridge Inc(a)	150,634
1,400	Timken Co	75,908
11,400	Tredegar Corp	169,518
9,500	TriMas Corp(a)	216,600
16,000	Tutor Perini Corp(a)	178,080
1,000	UFP Industries Inc	56,510
13,100	Werner Enterprises Inc	550,069
		12,206,761
Technology — 4.38%
11,300	Cirrus Logic Inc(a)	762,185
51,100	Diebold Nixdorf Inc(a)	390,404
8,300	Digital Turbine Inc(a)	271,742
5,400	Diodes Inc(a)	304,830
6,300	FormFactor Inc(a)	157,059

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
3,700	Mastech Digital Inc(a)	$ 66,637
17,500	NCR Corp(a)	387,450
18,100	NetScout Systems Inc(a)	395,123
25,300	Perspecta Inc	492,085
1,800	Progress Software Corp	66,024
8,600	Sciplay Corp Class A(a)	139,492
16,900	Synaptics Inc(a)	1,359,098
6,700	Verint Systems Inc(a)	322,806
		5,114,935
Utilities — 3.60%
1,000	ALLETE Inc	51,740
8,800	Avista Corp	300,256
12,000	Black Hills Corp	641,880
9,000	Hawaiian Electric Industries Inc	299,160
2,500	MGE Energy Inc	156,650
2,600	NorthWestern Corp	126,464
6,100	ONE Gas Inc	420,961
7,500	Ormat Technologies Inc	443,325
8,600	PNM Resources Inc	355,438
28,500	Portland General Electric Co	1,011,750
1,300	Southwest Gas Holdings Inc	82,030
5,900	Spire Inc	313,880
		4,203,534
TOTAL COMMON STOCK — 96.73% (Cost $118,187,177)		$112,871,682
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.49%
$2,900,000	Federal Home Loan Bank 0.01%, 10/01/2020	2,900,000
U.S. Treasury Bonds and Notes — 0.64%
750,000	U.S. Treasury Bills(c) 0.12%, 03/11/2021	749,589
Repurchase Agreements — 0.23%
63,152	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $63,152 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(d)	63,152
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 63,152	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $63,152 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(d)	$ 63,152
63,152	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $63,152 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(d)	63,152
63,152	Undivided interest of 0.20% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $63,152 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(d)	63,152

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 13,287	Undivided interest of 0.29% in a repurchase agreement (principal amount/value $3,671,697 with a maturity value of $3,671,703) with Scotia Capital (USA) Inc, 0.06%, dated 9/30/20 to be repurchased at $13,287 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 3.00%, 11/24/20 - 2/15/49, with a value of $3,745,138.(d)	$ 13,287
		265,895
TOTAL SHORT TERM INVESTMENTS — 3.36% (Cost $3,915,484)		$3,915,484
TOTAL INVESTMENTS — 100.09% (Cost $122,102,661)		$116,787,166
OTHER ASSETS & LIABILITIES, NET — (0.09)%		$(106,088)
TOTAL NET ASSETS — 100.00%		$116,681,078
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At September 30, 2020, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 Mini Futures	48	USD	3,610,560	December 2020	$18,832
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 40 futures contracts for the reporting period.

September 30, 2020